INVESTMENTS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Investments [Line Items]
Dividend income related to certain marketable securities	$ 0	$ 63
Proceeds from sales of investments	7,411	420
Ensero Holdings, Inc. [Member]
Disclosure Of Investments [Line Items]
Interest income on investment	333	446
Certain marketable securities and various property agreements [Member]
Disclosure Of Investments [Line Items]
Dividend income related to certain marketable securities		217
Proceeds from sales of investments	$ 1,013	$ 1,601